Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) (USD $)	May 31, 2013	May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	740,000,000	740,000,000
Common stock, shares issued	552,359,416	552,308,376
Common stock, shares outstanding	552,359,416	552,308,376
LVB Acquisition, Inc.
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	740,000,000	740,000,000
Common stock, shares issued	552,359,416	552,308,376
Common stock, shares outstanding	552,359,416	552,308,376